Income taxes, Unrecognized Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	SFr 0	SFr 0	SFr 0
Unused tax losses and tax credits	114,959	67,501	40,505
Tax losses split by expiry date [Abstract]
Unused tax losses	109,294	62,575	36,707
Increase in tax losses available as an offset	48,900
Loss Expiry, December 31, 2018 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	2,175	2,175
Loss Expiry, December 31, 2019 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	16,566	16,566	16,566
Loss Expiry, December 31, 2020 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	10,338	10,338	10,338
Loss Expiry, December 31, 2021 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	0
Loss Expiry, December 31, 2022 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	0
Loss Expiry, December 31, 2023 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	7,628	7,628	7,628
Loss Expiry, December 31, 2024 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	25,868	25,868	0
Loss Expiry, December 31, 2025 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	48,894	0	0
Tax Losses [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	109,294	62,575	36,707
Deductible Temporary Differences Related to the Retirement Benefit Plan [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	SFr 5,665	SFr 4,926	SFr 3,798